Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ (18,601)	$ (16,746)	[1]	$ (40,920)	[1]
Net cash flows provided by (used in) investing activities of discontinued operations	(446)	10,979	[1]	(12,798)	[1]
Net cash flows provided by (used in) financing activities of discontinued operations	8,650	2,294	[1]	7,575	[1]
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	(18,601)	(16,746)	[2]	(40,920)	[2]
Net cash flows provided by (used in) investing activities of discontinued operations	(446)	10,979	[2]	(12,798)	[2]
Net cash flows provided by (used in) financing activities of discontinued operations	8,650	2,294	[2]	7,575	[2]
(Decrease) increase in cash and cash equivalents	$ (10,396)	$ (3,476)	[2]	$ (46,143)	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation